ALLOWANCE FOR CREDIT LOSSES - Allowance for Loan Losses Roll Forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for credit losses
Allowance for loan losses at beginning of period	$ 15,994	$ 19,648	$ 25,455
Gross credit losses	(9,041)	(11,108)	(12,769)
Gross recoveries	1,739	2,135	2,306
NCLs	7,302	8,973	10,463
Net reserve builds (releases)	139	(1,879)	(1,961)
Net specific reserve builds (releases)	(333)	(266)	(898)
Total provision for credit losses	7,108	6,828	7,604
Other, net	(3,174)	(1,509)	(2,948)
Allowance for loan losses at the end of year	12,626	15,994	19,648
Allowance for credit losses on unfunded lending commitments
Allowance for credit losses on unfunded lending commitments at beginning of year	1,063	1,229	1,119
Provision (release) for unfunded lending commitments	74	(162)	80
Other, net	265	(4)	30
Allowance for credit losses on unfunded lending commitments at end of year	1,402	1,063	1,229
Total allowance for loans, leases, and unfunded lending commitments at end of period	$ 14,028	$ 17,057	$ 20,877